SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 26, 2016	Jan. 21, 2016	Jan. 21, 2015	Nov. 15, 2011
Class of Stock [Line Items]
Stock repurchased (in shares)		1,153,136	967,199
Stock repurchased		$ 16,854	$ 13,498
Shareholders with certain limited exceptions								5.00%
Beneficial ownership level								4.99%
Earnings Per Share Reconciliation [Abstract]
Net income		$ 22,766	$ 20,017	$ 18,021
Weighted average shares outstanding (in shares)	[1]	21,378,000	22,716,000	22,927,000
Effect of stock options (in shares)		151,000	119,000	124,000
Stock units for deferred compensation plan for non-employee directors (in shares)		115,000	112,000	114,000
Performance share units (in shares)		48,000	0	0
Restricted stock units (in shares)		35,000	233,000	306,000
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)		21,727,000	23,180,000	23,471,000
Net income per common share [Abstract]
Basic (in dollars per share)	[1]	$ 1.06	$ 0.88	$ 0.79
Diluted (in dollars per share)		$ 1.05	$ 0.86	$ 0.77
Common Stock [Member]
Class of Stock [Line Items]
Stock repurchase program percentage of shares authorized to be repurchased						5.00%	5.00%
Stock repurchase program, additional authorized amount					$ 5,000
Stock repurchased (in shares)		1,153,136	967,199
Stock repurchased		$ 16,900	$ 13,500
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of diluted loss per share (in shares)		0	30,000	30,000

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.